INCOME TAX - Income tax expense (benefit) (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
INCOME TAX
Current income tax provision	¥ (1,609)	$ (237)	¥ 1,580	¥ 30
Deferred income tax benefit	0	0	0	0
Income tax expenses (benefit)	¥ (1,609)	$ (237)	¥ 1,580	¥ 30